Provision for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	$ 64,294,690	$ 6,426,307	$ 2,208,708
Charge-offs	(14,365,469)		(91,812)
Provisions	85,715,748	55,299,749	4,650,887
Reversals	(2,141,304)
Foreign currency translation adjustment	(6,717,369)	2,568,634	(341,476)
Provision for loan losses ending balance	128,927,600	64,294,690	6,426,307
Ending balance: individually evaluated for impairment	128,904,336	64,195,127	5,020,771
Ending balance: collectively evaluated for impairment	23,264	99,563	1,405,536
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	22,365,076	4,238,133	1,053,579
Charge-offs	(9,053,190)		(91,812)
Provisions	25,739,061	17,178,340	3,492,322
Reversals	(1,571,499)
Foreign currency translation adjustment	(2,123,526)	948,603	(215,956)
Provision for loan losses ending balance	35,355,922	22,365,076	4,238,133
Ending balance: individually evaluated for impairment	35,343,563	22,308,497	3,728,072
Ending balance: collectively evaluated for impairment	12,359	56,579	510,061
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	41,929,614	2,188,174	1,155,129
Charge-offs	(5,312,279)
Provisions	62,117,991	38,121,409	1,158,565
Reversals	(569,805)
Foreign currency translation adjustment	(4,593,843)	1,620,031	(125,520)
Provision for loan losses ending balance	93,571,678	41,929,614	2,188,174
Ending balance: individually evaluated for impairment	93,560,773	41,886,630	1,292,699
Ending balance: collectively evaluated for impairment	$ 10,905	$ 42,984	$ 895,475